Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ (26,724)	¥ (20,360)
Net deferred tax assets	14,064	6,720	¥ 3,807	¥ (905)
Deferred tax liabilities	12,660	13,640
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	55,623	52,959
Deferred tax liabilities	41,559	46,239
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	10,387	7,786
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	27,911	30,438
Cost [member] | Accumulated impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,712	7,551
Cost [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	7,613	7,184
Deferred tax liabilities	14,020	13,600
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 27,539	¥ 32,639